Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Accrued expenses and other current and long-term liabilities, related party amounts	$ (6,717)	$ 3,087